Sep. 20, 2024
ALPS | Kotak India ESG Fund

FINANCIAL INVESTORS TRUST

ALPS/Kotak India ESG Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 20, 2024, TO THE

SUMMARY PROSPECTUS DATED FEBRUARY 28, 2024

AND STATUTORY PROSPECTUS DATED FEBRUARY 28, 2024,

AS SUPPLEMENTED

Summary Section of the Statutory Prospectus and Summary Prospectus:

Effective immediately, the MSCI India Index (Net Total Return) is replacing the MSCI India Index (Gross Total Return) as the Fund’s broad-based securities market index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index is more representative of the Fund's investment profile.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE